SIX CIRCLES TRUST
270 Park Avenue
New York, NY, 10017
May 1, 2026
VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE: Six Circles Trust (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-225588 and 811-23325
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 65 (Amendment No. 66 under the Investment Company Act of 1940, as amended) filed electronically on April 30, 2026.
Please contact the undersigned at (212) 648-1782 if you have any questions.
Very truly yours,
/s/ Pamela Woodley
Pamela Woodley
Assistant Secretary

APPENDIX A
Six Circles Ultra Short Duration Fund
Six Circles Tax Aware Intermediate Duration Fund
Six Circles U.S. Unconstrained Fund
Six Circles International Unconstrained Equity Fund
Six Circles Global Bond Fund
Six Circles Tax Aware Bond Fund
Six Circles Credit Opportunities Fund
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Six Circles Managed Equity Portfolio International Unconstrained Fund
Six Circles Multi-Strategy Fund